Income Taxes - Components of Income (Loss) Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
United States	$ 2,773	$ (52,029)	$ (117,715)
Foreign	2,759	50,584	540
Total (loss) income before income taxes	$ 5,532	$ (1,445)	$ (117,175)